Results of Operations (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Revenues	Revenue

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Out-licensing revenue	—	—
Other revenue	44	—

Total	44	—

Summary of Research And Development Expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s condensed consolidated interim financial statements.

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Employee expenses	1 711	5 432
Preclinical study costs	411	1 034
Depreciation	367	721
IP filing and maintenance fees	135	458
Rent and utilities	133	323
Share-based payments	66	212
Travel & Living	34	76
Consulting fees	5	126
Clinical study costs	(685)	1 465
Process development and scale-up	—	459
Others	(38)	221

Total R&D expenses	2 139	10 527

Summary of General and Administrative Expenses

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Employee expenses	1 050	2 589
Consulting fees	1 072	1 138
Insurances	657	1 215
Share-based payments	378	864
Communication & Marketing	132	190
Travel & Living	53	57
Rent	44	32
Depreciation	30	102
Others	249	58

Total General and administrative expenses	3 665	6 245

Schedule of Change in Fair Value of Contingent Consideration

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Change in fair value of contingent consideration	—	1 128

Total Change in fair value of contingent consideration	—	1 128

Earnings (Loss) Per Share

	For the Six-month period ended June 30,
(€’000)	2023	2022

Loss of the year attributable to Equity Holders	(3 740)	(14 056)
Weighted average number of shares outstanding	22 593 956	22 593 956

Earnings per share (non-fully diluted) in €	(0.17)	(0.62)

Outstanding warrants	2 852 913	2 269 448

Summary of Other Income
Other income

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Grant income (RCAs)	464	645
Grant income (Other)	334	804
R&D tax credit	106	329
Gain on sales of Property, plant & equipment	1 070	—
Other	149	3

Total Other Income	2 123	1 781

Summary of Other Expenses	Other expenses

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Remeasurement of RCAs	20	66
Loss on disposals of Property, plant & equipment	7	—
Other	37	148

Total Other Expenses	64	214